Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $96,452, $216,081, $393,294 and $724,493, respectively)	172,702	292,331	623,294	953,243	1,259,177	1,449,958	4,997,203
Professional fees (including stock-based compensation of $0, $0, $10,436 and $0, respectively)	36,415	885	132,649	75,698	115,698	61,588	1,474,940
Consulting fees (including stock-based compensation of $61,243, $158,567, $258,747 and $580,194, respectively)	95,980	177,912	328,872	607,611	804,885	736,499	2,765,034
Commitment fees (all stock-based compensation)			150,000				300,000
Travel	15,838	15,896	73,479	77,254	102,838	136,546	1,097,522
Occupancy	37,939	39,279	114,928	107,491	146,897	123,978	1,011,337
Other selling general and administrative	79,993	52,081	167,989	160,855	201,060	281,406	1,929,542
Total Costs and Expenses	438,867	578,384	1,591,211	1,982,152	2,630,555	2,789,975	13,575,578
OPERATING LOSS	(438,867)	(578,384)	(1,591,211)	(1,982,152)	(2,630,555)	(2,789,975)	(13,575,578)
OTHER (EXPENSE) INCOME
Settlement of Qatar Real Estate development dispute							1,004,666
Impairment of goodwill							(5,079,919)
Amortization of Debt discount	(9,750)	(4,167)	(30,449)	(4,167)	(9,168)		(103,078)
Interest income							8,805
Interest expense	(16,816)	(9,350)	(46,522)	(23,308)	(36,238)	(35,998)	(279,947)
Other (Expense) - Net	(26,566)	(13,517)	(76,971)	(27,475)	(45,406)	(35,998)	(4,449,473)
NET LOSS	(465,433)	(591,901)	(1,668,182)	(2,009,627)	(2,675,961)	(2,825,973)	(18,025,051)
Add net loss attributable to noncontrolling interests in Omagine LLC	9,082	348	38,405	20,005	35,371	35,997	91,524
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	(456,351)	(591,553)	(1,629,777)	(1,989,622)	(2,640,590)	(2,789,976)	(17,933,527)
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL							(345,990)
NET LOSS ACCUMULATED DURING DEVELOPMENT STAGE					(2,640,590)	(2,789,976)	(18,279,517)
Net preferred stock dividends							27,778
LOSS APPLICABLE TO COMMON SHAREHOLDERS					$ (2,640,590)	$ (2,789,976)	$ (18,307,295)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.04)	$ (0.10)	$ (0.14)	$ (0.18)	$ (0.20)	$ (1.87)
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT					$ (0.18)	$ (0.20)	$ (1.83)
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL					$ 0.00	$ 0.00	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
- BASIC AND DILUTED	16,064,928	14,830,526	15,862,554	14,676,735	14,798,906	14,240,622	9,789,997